Pioneer Securitized Income Fund
Schedule of Investments  |  April 30, 2024

A: SIFFX	Y: SYFFX

Schedule of Investments  |  4/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.5%
	Asset Backed Securities — 43.8% of Net Assets
371,490	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	$ 372,973
550,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	530,923
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	372,482
200,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	189,238
125,000	Auxilior Term Funding LLC, Series 2023-1A, Class D, 7.27%, 12/16/30 (144A)	124,233
200,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	197,784
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	332,721
200,000(a)(b)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 8.08% (SOFR30A + 275 bps), 6/25/47 (144A)	200,080
507,290	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	507,660
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	231,541
150,000	BHG Securitization Trust, Series 2023-B, Class C, 8.15%, 12/17/36 (144A)	153,840
250,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	246,585
224,260	Blackbird Capital Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	195,134
200,000(c)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	169,035
250,000(a)	Clover CLO LLC, Series 2020-1A, Class ER, 11.89% (3 Month Term SOFR + 656 bps), 4/15/34 (144A)	248,708
17,901	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	17,880
21,995	Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28 (144A)	22,035
88,877	Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/29 (144A)	89,008
600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	596,046
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	199,059
1Pioneer Securitized Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
400,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	$ 398,996
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	203,309
183,470(c)	FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/53 (144A)	184,355
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	478,435
200,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	199,547
175,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	176,848
250,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	255,365
600,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	597,981
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	146,101
327,084	Home Partners of America Trust, Series 2019-1, Class E, 3.604%, 9/17/39 (144A)	289,753
300,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 13.026% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	266,720
383,533(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.03% (SOFR30A + 170 bps), 3/25/54 (144A)	385,930
600,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	590,388
430,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.98% (SOFR30A + 265 bps), 11/15/27 (144A)	431,581
400,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	400,035
75,779	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	75,779
250,000(a)	Madison Park Funding XLV, Ltd., Series 2020-45A, Class ER, 11.94% (3 Month Term SOFR + 661 bps), 7/15/34 (144A)	245,824
500,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	505,989
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	206,613
150,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	147,402
250,000(a)	Ocean Trails CLO IX, Series 2020-9A, Class ER, 13.04% (3 Month Term SOFR + 771 bps), 10/15/34 (144A)	241,190
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Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
410,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	$ 421,244
310,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	318,515
141,162	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	135,500
145,234	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	145,874
216,507	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	217,810
165,313	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	165,665
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	373,925
250,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	237,962
180,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.71%, 8/15/29 (144A)	183,358
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	176,625
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	85,459
280,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	278,792
300,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	299,581
450,000(c)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	93,600
384,830(c)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	386,727
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	697,899
250,000	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	250,057
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	690,163
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	98,773
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	497,365
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	488,527
3Pioneer Securitized Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
330,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	$ 334,196
175,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	177,127
	Total Asset Backed Securities (Cost $18,736,386)	$18,179,850

	Collateralized Mortgage Obligations—33.6% of Net Assets
206,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 9.18% (SOFR30A + 385 bps), 9/25/31 (144A)	$ 205,573
619,164(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	520,271
540,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 8.445% (SOFR30A + 311 bps), 1/25/40 (144A)	554,175
510,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 7.83% (SOFR30A + 250 bps), 2/25/44 (144A)	513,931
540,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 9.03% (SOFR30A + 370 bps), 2/25/44 (144A)	542,199
430,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.28% (SOFR30A + 195 bps), 3/25/44 (144A)	430,678
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 9.58% (SOFR30A + 425 bps), 4/25/34 (144A)	303,321
240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.28% (SOFR30A + 395 bps), 9/26/33 (144A)	248,051
83,297(c)	FARM 21-1 Mortgage Trust, Series 2021-1, Class B, 3.24%, 7/25/51 (144A)	57,960
6,060,039(c)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.206%, 6/1/51 (144A)	66,690
650,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, 10.08% (SOFR30A + 475 bps), 1/25/51 (144A)	688,871
260,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class B2, 10.78% (SOFR30A + 545 bps), 12/25/33 (144A)	284,788
480,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.83% (SOFR30A + 250 bps), 1/25/42 (144A)	487,721
500,000(a)	Freddie Mac STACR Trust, Series 2018-HQA2, Class B2, 16.445% (SOFR30A + 1,111 bps), 10/25/48 (144A)	635,028
434,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.595% (SOFR30A + 826 bps), 7/25/49 (144A)	498,097
350,000(a)	Freddie Mac STACR Trust, Series 2019-DNA4, Class B2, 11.695% (SOFR30A + 636 bps), 10/25/49 (144A)	384,102
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Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
550,000(a)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2, 10.236% (SOFR30A + 491 bps), 9/25/47 (144A)	$ 575,323
520,000(a)	Freddie Mac STACR Trust, Series 2019-FTR4, Class B2, 10.445% (SOFR30A + 511 bps), 11/25/47 (144A)	549,679
110,000(c)	GCAT Trust, Series 2021-CM1, Class M1, 3.276%, 4/25/65 (144A)	87,209
200,000(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/60 (144A)	185,685
190,000(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, 3.293%, 9/27/60 (144A)	162,274
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 14.33% (SOFR30A + 900 bps), 10/25/34 (144A)	197,129
3,961,990(c)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.226%, 7/25/51 (144A)	48,346
205,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.29%, 9/25/56 (144A)	144,775
7,809,921(c)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.118%, 12/25/51 (144A)	48,036
6,682,119(c)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.119%, 12/25/51 (144A)	41,679
255,918(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.13% (SOFR30A + 180 bps), 3/25/51 (144A)	249,776
350,000(e)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	349,396
300,000(e)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	301,864
156,743(c)	New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.223%, 5/25/57 (144A)	139,989
150,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 9.73% (SOFR30A + 440 bps), 4/25/34 (144A)	154,011
260,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.03% (SOFR30A + 270 bps), 7/25/33 (144A)	263,396
300,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 9.68% (SOFR30A + 435 bps), 7/25/33 (144A)	311,091
375,000(e)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	372,311
350,000(e)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	351,751
191,956(c)	Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	182,154
288,000(c)	Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	269,074
5Pioneer Securitized Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
290,000(c)	Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	$ 266,225
150,000(c)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	139,971
480,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.645% (SOFR30A + 431 bps), 2/25/47 (144A)	534,492
500,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.945% (SOFR30A + 1,061 bps), 2/25/47 (144A)	615,722
250,000(c)	Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62 (144A)	216,811
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 9.08% (SOFR30A + 375 bps), 2/25/34 (144A)	201,584
290,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1B, 10.58% (SOFR30A + 525 bps), 11/25/33 (144A)	307,755
100,000	Visio Trust, Series 2020-1R, Class M1, 2.926%, 11/25/55 (144A)	86,006
170,000(c)	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.401%, 4/25/65 (144A)	150,961
	Total Collateralized Mortgage Obligations (Cost $13,787,455)	$13,925,931

	Commercial Mortgage-Backed Securities—10.5% of Net Assets
520,000(a)(b)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.986% (1 Month Term SOFR + 169 bps), 5/17/41	$ 518,700
500,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	469,606
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.08% (SOFR30A + 775 bps), 1/25/51 (144A)	256,384
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.33% (SOFR30A + 400 bps), 11/25/51 (144A)	245,033
140,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088%, 5/10/39 (144A)	138,922
100,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	99,247
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.931% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	245,255
302,755(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.695% (SOFR30A + 336 bps), 10/25/49 (144A)	297,849
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Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
493,441(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.195% (SOFR30A + 386 bps), 3/25/50 (144A)	$ 486,042
500,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.544%, 8/15/36 (144A)	248,729
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 8.90% (1 Month Term SOFR + 358 bps), 7/15/36 (144A)	353,636
260,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class AS, 6.631% (1 Month Term SOFR + 131 bps), 7/25/36 (144A)	254,497
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 8.849% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	209,171
300,000(c)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.818%, 12/10/34 (144A)	305,043
306,071(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	239,206
	Total Commercial Mortgage-Backed Securities (Cost $4,683,321)	$4,367,320

	Corporate Bonds — 0.3% of Net Assets
	Airlines — 0.3%
68,262	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 70,145
39,312	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	38,382
	Total Airlines	$108,527

	Total Corporate Bonds (Cost $107,574)	$108,527

	U.S. Government and Agency Obligations — 14.3% of Net Assets
200,000	Federal National Mortgage Association, 5.500%, 6/15/54 (TBA)	$ 194,087
900,000	Federal National Mortgage Association, 6.000%, 6/15/54 (TBA)	891,351
950,000	Federal National Mortgage Association, 6.500%, 5/1/54 (TBA)	957,164
7Pioneer Securitized Income Fund | 4/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,200,000(f)	U.S. Treasury Bills, 5/14/24	$ 2,195,813
1,700,000(f)	U.S. Treasury Bills, 5/21/24	1,695,023
	Total U.S. Government and Agency Obligations (Cost $5,945,946)	$5,933,438

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.5% (Cost $43,260,682)	$42,515,066
	OTHER ASSETS AND LIABILITIES — (2.5)%	$(1,051,115)
	net assets — 100.0%	$41,463,951

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $35,400,339, or 85.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2024.
(b)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2024.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2024.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
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Schedule of Investments  |  4/30/24
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
30	U.S. 2 Year Note (CBT)	6/28/24	$6,080,466	$6,079,688	$(778)
56	U.S. 10 Year Note (CBT)	6/18/24	6,169,692	6,016,500	(153,192)
			$12,250,158	$12,096,188	$(153,970)
TOTAL FUTURES CONTRACTS			$12,250,158	$12,096,188	$(153,970)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$18,086,250	$93,600	$18,179,850
Collateralized Mortgage Obligations	—	13,925,931	—	13,925,931
Commercial Mortgage-Backed Securities	—	4,367,320	—	4,367,320
Corporate Bonds	—	108,527	—	108,527
U.S. Government and Agency Obligations	—	5,933,438	—	5,933,438
Total Investments in Securities	$—	$42,421,466	$93,600	$42,515,066
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(153,970)	$—	$—	$(153,970)
Total Other Financial Instruments	$(153,970)	$—	$—	$(153,970)
Transfers are calculated on the beginning of period values. During the period ended April 30, 2024, a security valued at $50,063 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
9Pioneer Securitized Income Fund | 4/30/24